Offerings - Offering: 1	Jul. 15, 2026 USD ($) shares
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	FIA Floating Rate Demand Notes
Amount Registered | shares	10,000,000,000
Maximum Aggregate Offering Price	$ 10,000,000,000.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-285084
Carry Forward Initial Effective Date	Feb. 20, 2025
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 1,886,156.00
Offering Note	Estimated solely for the purposes of determining the amount of the registration fees. This registration statement covers all investments in the FIA Floating Rate Demand Notes up to $10 billion, with fees based on the net aggregate principal amount of FIA Floating Rate Demand Notes outstanding from this offering not exceeding $10 billion at a particular time. Registration fees on up to $10 billion net aggregate principal amount of FIA Floating Rate Demand Notes were paid previously by Ford Motor Credit Company LLC in connection with Registration Statement Nos. 333-107955, 333-106628, 333-92595, 333-45015, and 333-125947, each previously filed by Ford Motor Credit Company LLC on Form S-3 and declared effective. Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended, such fees continue to apply to the $10 billion net aggregate amount of Notes previously registered and, accordingly, no filing fee is paid herewith. In accordance with Rule 415(a)(6), the effectiveness of this Registration Statement shall be deemed to terminate Registration Statement No. 333-285084 previously filed by Ford Motor Credit Company LLC on Form S-3.